Intangibles - Summary of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (101,927)	$ (36,590)
Intangible Assets, Net Carrying Amount	101,927	36,590
Disposals / retirements	(737)	(3,198)
Intangible assets other than goodwill, subtotal	55,914	42,366
Amortization of intangibles	14,285	11,739
Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(157,841)	(78,956)	$ (85,629)
Additions, purchased	22	7
Additions through business acquisitions	79,100	0
Additions, internally generated	1,339	159
Disposals / retirements	(999)	(3,199)
Foreign currency translation adjustment	(577)	(3,640)
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, accumulated amortisation		(42,366)	(33,825)
Amortization of intangibles	14,285	11,739
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	96,008	29,687
Disposals / retirements	0	(2,933)
Intangible assets other than goodwill, subtotal	49,958	38,033
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(145,966)	(67,720)	(73,722)
Additions, purchased	0	0
Additions through business acquisitions	78,804	0
Additions, internally generated	0	0
Disposals / retirements	0	(2,933)
Foreign currency translation adjustment	(558)	(3,069)
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, accumulated amortisation		(38,033)	(31,970)
Amortization of intangibles	11,925	8,996
Software
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	2,248	1,863
Disposals / retirements	(737)	(29)
Intangible assets other than goodwill, subtotal	2,741	2,471
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(4,989)	(4,334)	(4,377)
Additions, purchased	22	7
Additions through business acquisitions	296	0
Additions, internally generated	1,339	159
Disposals / retirements	(999)	(29)
Foreign currency translation adjustment	(3)	(180)
Software | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, accumulated amortisation		(2,471)	(1,242)
Amortization of intangibles	1,007	1,258
Non-competition Agreements
Disclosure of detailed information about intangible assets [line items]
Intangible Assets, Net Carrying Amount	3,671	5,040
Disposals / retirements	0	(236)
Intangible assets other than goodwill, subtotal	3,215	1,862
Non-competition Agreements | Cost
Disclosure of detailed information about intangible assets [line items]
Intangibles	(6,886)	(6,902)	(7,530)
Additions, purchased	0	0
Additions through business acquisitions	0	0
Additions, internally generated	0	0
Disposals / retirements	0	(237)
Foreign currency translation adjustment	(16)	(391)
Non-competition Agreements | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, accumulated amortisation		(1,862)	$ (613)
Amortization of intangibles	$ 1,353	$ 1,485